Other Operating Expenses (Details) - Schedule of Other Operating Expenses	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Schedule of Other Operating Expenses [Abstract]
Regulatory compliance and statutory cost	RM 103,237	$ 22,117	RM 134,197
Regulatory consultancy fee			181,409
Cost incurred to obtain licence	12,113	2,595
Bad debt written off
Bank charges	24,764	5,305	15,088
Foreign exchange loss	841,902	180,360	309,003
Marketing expenses	990,188	212,127	231,189
Software and website usage fee	29,628	6,347	28,847
Office expenses	981,729	210,315	406,022
Preliminary expenses written off	280	60	11,283
Recruitment fees	93,101	19,945	36,392
Travelling expenses	512,997	109,899	121,236
Net investment loss	78,618	16,842
Total	RM 3,668,557	$ 785,912	RM 1,474,666